SUBSEQUENT EVENTS - Gain on deconsolidation of VIE (Details)				1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 05, 2025 USD ($) $ / shares shares	Feb. 03, 2025 USD ($) $ / shares shares	Nov. 18, 2024 USD ($)	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 18, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Nov. 08, 2024 $ / shares	Nov. 07, 2024 $ / shares	Sep. 18, 2024 $ / shares
SUBSEQUENT EVENT
Exercise price of warrants | $ / shares						$ 5.4	$ 6.25		$ 6.25
Proceeds from warrant exercises						$ 324,000	$ 232,958
Liabilities
Gain on deconsolidation of the VIE						$ 157,555	14,404		$ (240,431)
Mingda Tianjin | Disposal Group, Not Discontinued Operations
Assets
Cash							196			¥ 1,408
Total Assets							43,020			309,560
Liabilities
Accounts payable and accrued labilities							(169,656)			(1,220,792)
Total liabilities							(169,656)			(1,220,792)
Net Liabilities to be deconsolidated							(126,636)			(911,232)
Gain on deconsolidation of the VIE							126,636	¥ 911,232
Retained deficit							2,863,678
Capital							2,899,577
Foreign exchange adjustments							35,899
Mingda Tianjin | Disposal Group, Not Discontinued Operations | Nonrelated party
Assets
Other receivable							723			5,204
Mingda Tianjin | Disposal Group, Not Discontinued Operations | Related party member
Assets
Other receivable							$ 42,101			¥ 302,948
Series A warrant
SUBSEQUENT EVENT
Exercise price of warrants | $ / shares				$ 5.4							$ 5.4	$ 33.75
Proceeds from warrant exercises			$ 224,400		$ 224,400
Series A Warrants
SUBSEQUENT EVENT
Number of warrants | shares				60,000
Exercise price of warrants | $ / shares				$ 5.4			$ 0.216						$ 33.75
Proceeds from warrant exercises				$ 324,000
Subsequent Event [Member] | Series A warrant
SUBSEQUENT EVENT
Number of warrants | shares	900,000	600,000
Exercise price of warrants | $ / shares	$ 0.216	$ 0.216
Subsequent Event [Member] | Series A Warrants
SUBSEQUENT EVENT
Proceeds from warrant exercises	$ 194,400	$ 129,600